Note 7 - Short-term Loans Payable (Details Textual) - CAD ($)	6 Months Ended	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	May 01, 2023	Mar. 31, 2023	Mar. 31, 2022
Statement Line Items [Line Items]
Interest paid		$ 104,579	$ (0)
Loan agreement with related party [member]
Statement Line Items [Line Items]
Total borrowings					$ 1,145,520	$ 145,520
Borrowings, interest rate				11.35%	8.35%
Interest paid	$ 45,134	$ 94,191